ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($)	Jun. 30, 2015	Jun. 30, 2014
Trade payables	$ 188,308	$ 94,294
Accrued officer wages and directors fees	152,714	1,378,371
Accrued interest	10,612	308,206
Other accrued expenses	201,911	50,362
Other payables	19,753	0
Total trade and other payables	$ 573,298	$ 1,831,233